Financial Instruments - Exposure of the Group's Financial Assets/Liabilities to Interest Rate Risk (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 213,087	$ 2,826	₨ 246,063
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	487,908	6,471	528,515
Financial liabilities	895,824	11,882	994,981
Floating interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	121,046	1,606	146,737
Financial liabilities	312,971	4,151	309,226
Fixed interest rate [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	244,344	3,241	192,262
Financial liabilities	374,148	4,963	436,913
Non interest bearing [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	122,518	1,624	189,516
Financial liabilities	₨ 208,705	$ 2,768	₨ 248,842